Note 5 - Credit Assets, Net of Allowance for Credit Losses - Reconciliation of ECL Allowance by Lending Asset Category (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Statement Line Items [Line Items]
Provision for (recovery of) credit losses			$ 1,128	$ 1,913
Loans [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Balance			7,279
Balance	$ 8,342	$ 4,958	8,342	4,958
Loans [member] | Provision for credit commitments [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	6,227	1,971	5,431	783
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	472	1,029	1,268	2,217
Credit asset originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	472	1,029	1,268	2,217
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	6,699	3,000	6,699	3,000
Loans [member] | Provision for credit commitments [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	1,689	2,262	1,848	2,520
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(154)	(121)	(174)	(285)
Credit asset originations	130	0	280	11
Derecognitions and maturities	(20)	(19)	(244)	(30)
Provision for (recovery of) credit losses	(44)	(140)	(140)	(304)
Write-offs	(5)	(135)	(56)	(259)
Recoveries	0	0	0	0
Balance	1,643	1,958	1,643	1,958
FX Impact	2	(29)	(9)	1
Loans [member] | Provision for credit commitments [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance			4,679
Balance	4,604	3,760	4,604	3,760
Loans [member] | Provision for credit commitments [member] | Stage 1 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	3,531	1,911	3,187	783
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(288)	449	56	1,577
Credit asset originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	(288)	449	56	1,577
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	3,243	2,360	3,243	2,360
Loans [member] | Provision for credit commitments [member] | Stage 1 [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	1,483	1,772	1,493	2,213
Transfer in (out) to Stage 1	(67)	(200)	(146)	(397)
Transfer in (out) to Stage 2	65	155	144	146
Transfer in (out) to Stage 3	0	1	1	0
Net remeasurement of loss allowance	(238)	(165)	(208)	(337)
Credit asset originations	130	0	205	40
Derecognitions and maturities	(9)	(3)	(63)	(14)
Provision for (recovery of) credit losses	(119)	(212)	(68)	(562)
Write-offs	(5)	(135)	(56)	(259)
Recoveries	0	0	0	0
Balance	1,361	1,400	1,361	1,400
FX Impact	2	(25)	(7)	8
Loans [member] | Provision for credit commitments [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance			426
Balance	345	1,168	345	1,168
Loans [member] | Provision for credit commitments [member] | Stage 2 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	75	4	72	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(11)	607	(8)	611
Credit asset originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	(11)	607	(8)	611
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	64	611	64	611
Loans [member] | Provision for credit commitments [member] | Stage 2 [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	206	488	354	306
Transfer in (out) to Stage 1	67	200	146	397
Transfer in (out) to Stage 2	(65)	(155)	(144)	(146)
Transfer in (out) to Stage 3	0	(43)	0	(43)
Net remeasurement of loss allowance	84	87	34	95
Credit asset originations	0	0	75	(29)
Derecognitions and maturities	(11)	(16)	(181)	(16)
Provision for (recovery of) credit losses	75	73	(71)	258
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	281	557	281	557
FX Impact	0	(4)	(2)	(7)
Loans [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance	3,393	30	3,393	30
Loans [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	2,621	56	2,172	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	771	(27)	1,220	29
Credit asset originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	771	(27)	1,220	29
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	3,392	29	3,392	29
Loans [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	1	2	2	1
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	42	(1)	43
Net remeasurement of loss allowance	0	(43)	0	(43)
Credit asset originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	(1)	(1)	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	1	1	1	1
FX Impact	$ 0	$ 0	$ 0	$ 0